Investment Strategy - Voya Global Insights Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests mainly in common stocks of U.S. and foreign (non-U.S.) companies and normally will invest in at least three countries. The Fund is not required to allocate any set percentage of its investments in any particular country and can invest, without limit, in foreign (non-U.S.) securities of any country, including countries with developing or emerging markets. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, the United Kingdom, the United States, and most of the countries of western Europe. The Fund may, from time to time, emphasize investments in developed markets. While the Fund does not limit its investments to companies in a particular market capitalization range, it generally focuses its investments in mid- and large-capitalization companies, though it may also selectively invest in small-capitalization companies.Foreign (non-U.S.) companies include, but are not limited to, companies: (i) organized under the laws of a foreign (non-U.S.) country; (ii) that have a substantial portion of their operations or assets abroad; (iii) that derive a substantial portion of their revenue or profits from businesses, investments, or sales outside of the U.S.; or (iv) whose securities trade primarily on foreign (non-U.S.) securities exchanges, or in the foreign (non-U.S.) over-the-counter (“OTC”) market. The Fund also may purchase American Depository Shares as part of American Depository Receipt issuances by foreign (non-U.S.) companies.The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).In selecting securities for the Fund, the sub-adviser (the “Sub-Adviser”) looks primarily for U.S. and foreign (non-U.S.) companies that the Sub-Adviser believes can outperform the broader market, including those with growth, core, and value characteristics. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is a part. The Sub-Adviser aims to exploit market inefficiencies via an investment process that seeks to identify unrecognized change at the individual stock level and allows the team flexibility to pivot across style and market capitalization. The investment process combines active, bottom-up stock selection, within a macroeconomic and thematic framework. The investment process begins with a two-part idea generation process, seeking to discover stocks that demonstrate unrecognized change, often via unrecognized themes, unrecognized patterns, and unrecognized mispositioning. In employing this investment process, the Sub-Adviser first determines the focus area by utilizing key components, including a dashboard, mosaic/ecosystem, and recurring patterns. The Sub-Adviser then generates a list of potential investment options by identifying stocks within the focus area and leverages the Sub-Adviser’s broader investment platform. Stocks that are deemed attractive as a result of this first stage of the investment process are researched further via traditional analysis, including, but not limited to, industry and product analysis, financial modeling, top-down analysis, and interdisciplinary analogies. Through this strategy, the Sub-Adviser can consider investment opportunities across a universe of thousands of equities in developed and developing and emerging markets.The Sub-Adviser’s portfolio construction process blends alpha and risk expectations with active bottom-up stock selection to drive results. The Sub-Adviser seeks to implement a nimble, creative approach to its fundamental and valuation analysis to create stock price targets. Individual stock price targets are developed for base, upside, and downside cases and a risk-reward analysis is constructed with an expected target range. The buy and sell discipline is an active component of the investment process, and individual stock price targets are frequently adjusted as fundamentals change. Before the final stocks are chosen for the portfolio, the team actively incorporates a risk management tool that seeks to act as a guardrail to limit the potential impact of factor tail risks on stocks identified through the bottom-up stock selection process. The final portfolio typically holds 50 to 75 stocks resulting in a high conviction portfolio of active, off-consensus stocks relative to the MSCI All Country World Index.The Fund’s investments will vary over time based upon the Sub-Adviser’s evaluation of economic and market trends. As such, the investment portfolio might not always include all types of investments described in this Prospectus, and the Sub-Adviser may increase or decrease the relative emphasis of the Fund’s investments in a particular industry. The Sub-Adviser attempts to reduce risks by, among other things, researching investments and diversifying the Fund’s investment portfolio.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser typically expects to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Sub-Adviser has a medium-to-long-term investment horizon of typically six months to five years. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.The Fund may also invest in other equity instruments, including, but not limited to, the following: preferred stocks, warrants, and securities convertible into common stocks. In addition, the Fund may invest in derivative instruments, including, but not limited to, the following: forward contracts, futures, forward foreign currency exchange contracts, and put and call options. The Fund may use derivative instruments for a number of reasons, including, but not limited to, the following: to increase or decrease exposure to certain markets or risk, to seek to increase investment return, or for hedging purposes. The Fund can also buy debt instruments, but under normal market conditions, does not intend to invest more than 5% of its total assets in such instruments.The Fund may invest up to 15% of its assets in illiquid or restricted securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Foreign (non-U.S.) companies include, but are not limited to, companies: (i) organized under the laws of a foreign (non-U.S.) country; (ii) that have a substantial portion of their operations or assets abroad; (iii) that derive a substantial portion of their revenue or profits from businesses, investments, or sales outside of the U.S.; or (iv) whose securities trade primarily on foreign (non-U.S.) securities exchanges, or in the foreign (non-U.S.) over-the-counter (“OTC”) market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting securities for the Fund, the sub-adviser (the “Sub-Adviser”) looks primarily for U.S. and foreign (non-U.S.) companies that the Sub-Adviser believes can outperform the broader market, including those with growth, core, and value characteristics. The Sub-Adviser uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is a part.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser typically expects to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.